Herzfeld Caribbean Basin Fund, Inc.
Schedule of Investments as of September 30, 2024 (Unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks –	99.06% - of net assets

Airlines – 2.75%
15,250	Copa Holdings, S.A.	1,431,060
Banking and Finance – 21.22%
70,089	Banco Latinoamericano de Comercio Exterior, S.A.	2,277,192
170,000	Evermore Bank[1]	2,040,000
16,956	Evertec, Inc.	574,639
88,690	First BanCorp. (Puerto Rico)	1,877,567
53,454	OFG Bancorp	2,401,154
18,598	Popular, Inc.	1,864,821
Communications – 0.76%
10,698	América Móvil, S.A.B. de C.V. Class B ADR	175,019
209,144	América Móvil, S.A.B. de C.V.	171,773
479,175	Fuego Enterprises, Inc.*[1]	4,792
207,033	Grupo Radio Centro S.A.B. de C.V.*	42,063
Construction and Related – 16.56%
155,581	Cemex, S.A.B. de C.V. ADR*	949,044
20	Ceramica Carabobo Class A ADR*[1]	-
3,840	Martin Marietta Materials, Inc.	2,066,880
34,872	MasTec, Inc.*	4,292,743
5,219	Vulcan Materials Company	1,306,994
Food, Beverages, and Tobacco – 4.97%
652,525	Becle, S.A.B. de C.V.	1,027,442
18,900	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	186,360
13,899	Fomento Económico Mexicano, S.A.B. de C.V. ADR	1,371,970
Housing – 3.41%
9,450	Lennar Corporation	1,771,686
Investment Companies – 0.05%
70,000	Waterloo Investment Holdings Ltd.*[1]	24,500
Leisure – 26.84%
82,700	Carnival Corporation*	1,528,296
243,207	Norwegian Cruse Line Holdings Ltd.*	4,988,176
94,570	OneSpaWorld Holdings Ltd.*	1,561,351
202,058	Playa Hotels and Resorts N.V.*	1,565,950
24,348	Royal Caribbean Cruises Ltd.	4,318,361
Machinery – 0.90%
392,076	Grupo Rotoplas S.A.B. de C.V.	468,986
Mining – 1.27%
117,872	Grupo México, S.A.B. de C.V. Series B	658,570
Oil & Gas Services & Equipment – 4.53%
129,000	SBM Offshore N.V.	2,354,203
Real Estate Owners & Developers – 2.51%
48,412	Corporacion Inmobilaria Vesta SAB de CV ADR	1,304,219
Retail – 2.54%
14,270	Grupo Elektra, S.A.B. de C.V. Series CPO	684,906
210,222	Wal-Mart de México, S.A.B. de C.V. Series V	634,360

Transportation Infrastructure – 1.51%
2,775	Grupo Aeroportuario ADR	784,659
Trucking and Marine Freight – 0.83%
137	Seaboard Corporation	429,769
Utilities – 7.60%
23,200	Caribbean Utilies Ltd. Class A	324,800
6,092	Consolidated Water Company Ltd.	153,579
700	Cuban Electric Company*[1]	-
26,697	NextEra Energy, Inc.	2,256,697
133,602	New Fortress Energy, Inc., Class A	1,214,442
Other – 0.81%
55,921	Margo Caribe, Inc.*	419,408
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	-

Total common stocks	(cost $36,004,407)	51,508,431

Bonds – 0% of net assets
165,000	Republic of Cuba - 4.5%, 1977 - in default*[1]	-
Total bonds	(cost $63,038)	-

Rights – 0% of net assets[2]
23,200	Caribbean Utilities Rights, expiring 10/31/2024	232
Total rights	(cost $792)	232

Money Market Funds – 0.81%
423,635	Federated Hermes Government Obligations Fund,
	Institutional Class, 4.79%[3]	423,635

Total money market funds	(cost $423,635)	423,635

Total investments	(cost $36,491,872) – 99.87% of net assets	51,932,298

Other assets in excess of liabilities -	0.13% of net assets	67,708

Net assets -	100%	52,000,006

[1] Securities have been fair valued in good faith, by the Adviser as "valuation designee", using fair value methodology approved by the Board of Directors. Fair valued securities comprised 3.98% of net assets.
[2] Rounds to less than 0.05%.
[3] Rate disclosed is the seven day effective yield as of September 30, 2024.
* Non-income producing

See accompanying notes to the financial statements.